John Hancock Municipal Opportunities Fund Average Annual Total Returns - Classes A C I and R6 [Member]	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	2.48%	0.99%	2.25%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.61%)		0.29%	1.68%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.63%)		0.26%	1.64%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.36%		0.88%	2.00%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.75%		0.35%	1.33%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.77%		1.26%	2.24%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	2.81%		1.29%	2.23%